Income tax - Summary of Reconciliation of Net Deferred Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Abstract]
At January 1	€ 15	€ 7	€ 6
Movement recognized in consolidated statement of operations	(240)	144	(11)
Movement recognized in consolidated statement of changes in equity and other comprehensive income	239	(136)	18
Movement due to acquisition	(1)	0	(6)
At December 31	€ 13	€ 15	€ 7